Loans, allowance for loan losses and credit quality (Details 5) (CHF) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Consumer loans | Gross impaired loans.
Gross impaired loan details
Recorded investment	580		580	680
Unpaid principal balance	547		547	644
Associated specific allowance	198		198	210
Average recorded investment	592	679	638
Interest income recognized	1	1	2
Interest income recognized on a cash basis	0	0	0
Corporate and institutional loans | Gross impaired loans.
Gross impaired loan details
Recorded investment	1,064		1,064	1,183
Unpaid principal balance	992		992	1,104
Associated specific allowance	470		470	539
Average recorded investment	1,087	1,206	1,149
Interest income recognized	5	2	7
Interest income recognized on a cash basis	5	2	7
Gross impaired loans.
Gross impaired loan details
Recorded investment	1,644		1,644	1,863
Unpaid principal balance	1,539		1,539	1,748
Associated specific allowance	668		668	749
Average recorded investment	1,679	1,885	1,787
Interest income recognized	6	3	9
Interest income recognized on a cash basis	5	2	7
Consumer loans | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	538		538	634
Unpaid principal balance	505		505	598
Associated specific allowance	198		198	210
Average recorded investment	540	618	568
Interest income recognized	1	1	2
Interest income recognized on a cash basis	0	0	0
Mortgages | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	234		234	270
Unpaid principal balance	221		221	256
Associated specific allowance	42		42	50
Average recorded investment	237	263	240
Interest income recognized	0	1	1
Interest income recognized on a cash basis	0	0	0
Loans collateralized by securities | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	43		43	60
Unpaid principal balance	36		36	52
Associated specific allowance	33		33	50
Average recorded investment	39	58	43
Interest income recognized	0	0	0
Interest income recognized on a cash basis	0	0	0
Consumer finance | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	261		261	304
Unpaid principal balance	248		248	290
Associated specific allowance	123		123	110
Average recorded investment	264	297	285
Interest income recognized	1	0	1
Interest income recognized on a cash basis	0	0	0
Corporate and institutional loans | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	837		837	1,017
Unpaid principal balance	768		768	939
Associated specific allowance	470		470	539
Average recorded investment	871	992	892
Interest income recognized	2	2	4
Interest income recognized on a cash basis	2	2	4
Real estate. | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	59		59	80
Unpaid principal balance	50		50	67
Associated specific allowance	24		24	34
Average recorded investment	59	67	60
Interest income recognized	1	0	1
Interest income recognized on a cash basis	1	0	1
Commercial and industrial loans | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	624		624	794
Unpaid principal balance	568		568	733
Associated specific allowance	352		352	407
Average recorded investment	655	732	659
Interest income recognized	1	2	3
Interest income recognized on a cash basis	1	2	3
Financial institutions | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	148		148	137
Unpaid principal balance	146		146	135
Associated specific allowance	88		88	92
Average recorded investment	151	187	167
Interest income recognized	0	0	0
Interest income recognized on a cash basis	0	0	0
Governments and public institutions | Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	6		6	6
Unpaid principal balance	4		4	4
Associated specific allowance	6		6	6
Average recorded investment	6	6	6
Interest income recognized	0	0	0
Interest income recognized on a cash basis	0	0	0
Gross impaired loans with a specific allowance
Gross impaired loan details
Recorded investment	1,375		1,375	1,651
Unpaid principal balance	1,273		1,273	1,537
Associated specific allowance	668		668	749
Average recorded investment	1,411	1,610	1,460
Interest income recognized	3	3	6
Interest income recognized on a cash basis	2	2	4
Consumer loans | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	42		42	46
Unpaid principal balance	42		42	46
Average recorded investment	52	61	70
Interest income recognized	0	0	0
Interest income recognized on a cash basis	0	0	0
Mortgages | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	28		28	34
Unpaid principal balance	28		28	34
Average recorded investment	38	43	53
Interest income recognized	0	0	0
Interest income recognized on a cash basis	0	0	0
Loans collateralized by securities | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	1		1	0
Unpaid principal balance	1		1	0
Average recorded investment	1	2	1
Interest income recognized	0	0	0
Interest income recognized on a cash basis	0	0	0
Consumer finance | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	13		13	12
Unpaid principal balance	13		13	12
Average recorded investment	13	16	16
Interest income recognized	0	0	0
Interest income recognized on a cash basis	0	0	0
Corporate and institutional loans | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	227		227	166
Unpaid principal balance	224		224	165
Average recorded investment	216	214	257
Interest income recognized	3	0	3
Interest income recognized on a cash basis	3	0	3
Real estate. | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	55		55	3
Unpaid principal balance	53		53	3
Average recorded investment	57	12	61
Interest income recognized	3	0	3
Interest income recognized on a cash basis	3	0	3
Commercial and industrial loans | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	160		160	157
Unpaid principal balance	159		159	156
Average recorded investment	155	144	192
Interest income recognized	0	0	0
Interest income recognized on a cash basis	0	0	0
Financial institutions | Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	12		12	6
Unpaid principal balance	12		12	6
Average recorded investment	4	58	4
Interest income recognized	0	0	0
Interest income recognized on a cash basis	0	0	0
Gross impaired loans without specific allowance
Gross impaired loan details
Recorded investment	269		269	212
Unpaid principal balance	266		266	211
Average recorded investment	268	275	327
Interest income recognized	3	0	3
Interest income recognized on a cash basis	3	0	3